General and Administrative Expenses - Schedule of Components of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 313,629	$ 385,564	$ 1,437,832	$ 1,061,399
Salaries and related [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			679,593	484,442
Legal [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			176,180	206,925
Depreciation [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			4,035	706
Insurance [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			28,693	23,119
Consulting [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			232,689	106,264
Professional fees [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			232,841	149,126
Other [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			298	41,801
Office expense [Member]
Schedule of Components of General and Administrative Expenses [Line Items]
General and administrative expenses			$ 83,503	$ 49,016